Stockholders' Equity (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	1 Months Ended		9 Months Ended		9 Months Ended					5 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2010	Sep. 30, 2013 Quarterly Compensation [Member]	Jan. 31, 2013 Legal Services [Member]	Jan. 31, 2013 Strategic Investor Relation Agreement [Member]	Sep. 30, 2013 Strategic Investor Relation Agreement [Member]	Jan. 02, 2013 Strategic Investor Relation Agreement [Member]	Sep. 30, 2013 Legal Service Agreement [Member]	Sep. 30, 2013 Subscription Receivable [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Private Placement [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Albnafta Shpk [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member]	Dec. 31, 2012 Art Agolli [Member]
Common stock, shares, issued (in shares)			79,596,654		178	17	40,000				25,000		500,000							60,000	40,000
Equity method investment, ownership percentage																				60.00%	40.00%	100.00%
License costs																					$ 0
Common stock, value			79,596																		0
Capital contribution by non-controlling interest																				704,378
Stock issued during period value for common stock and warrants		5,650,000
Proceeds from issuance of common stock		1,389,500
Stock shares issued during period			150,000											600,000			7,080,000
Proceeds from sale of stock			1,718,000
Payments of stock issuance costs		23,000	52,000
Common stock warrants as payment for stock issuance costs		363,000	52,000
Share based compensation arrangement by share based payment award warrant vested and expected to vest outstanding weighted average remaining contractual term			2 years															1 year	2 years
Warrants exercise price		$ 0.50	$ 0.50	$ 0.50
Subscription note receivable			140,000
Shares issued for subscription note receivable shares														40,000		560,000
Stockholders equity note subscriptions receivable interest rate			5.00%
Debt instrument convertible in to common stock			707,405
Debt instrument principal amount			165,000
Debt instrument convertible interest amount			11,852
Stock issued during period, shares, issued for services	600,000		225,000						900,000	270,000						950,246
Common stock share repurchase price												$ 1.00
Common stock share monthly installment			49,849							22,500			449,764
Fair value of common stock issued			9,901								145,238		89,110
Fair value of unvested portion common stock issued											22,950
Restricted stock or unit expense			2,500					2,500
Cash payments to consultant			7,500					5,000
Percentage of restricted stock issuance			80.00%					80.00%
Restricted stock issuance minimum stock price			$ 0.01					$ 0.01
Hourly rate charged by consultant			250
Payment to consultant			10,000
Consultant compensation per month								7,500
Other services charge payable description			payable 50% in cash and 50% in restricted common stock
Warrants exercisable			150,000
Investment warrants, exercise price	$ 0.50		$ 0.75
Warrants exercisable term	2 years		5 years
Share based compensation arrangement by share based payment award warrants vested in period fair value			149,843
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate			1.41%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term			5 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate			288.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend payments			0
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value			$ 150,000
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value			$ 1.00
Cash commission percentage payable in terms of warrants			8.00%												10.00%
Investment banking services agreement date			Apr. 19, 2013
Investment banking services agreement term			5 years